[AMERITOR FUNDS LOGO]

                             AMERITOR SECURITY TRUST


                        SUPPLEMENT DATED AUGUST 10, 2000
                                TO THE PROSPECTUS
                                       AND
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 16, 1999

    This Supplement updates certain information contained in the Prospectus and Statement of Additional Information ("SAI") of Ameritor Security Trust dated November 16, 1999 (the "Fund"). You may obtain an additional copy of the Prospectus or a copy of the SAI, free of charge, by writing to the Fund at P.O. Drawer 69, Rocky Mount, North Carolina 27802, or by calling (800) 424-8570.

                            CHANGES TO THE PROSPECTUS

The last sentence of the first paragraph of the inside front cover of the prospectus is changed to read as follows:

To obtain a free copy, call (800) 424-8570.


The first paragraph under the section entitled "Investment Advisor" on page 17 of the prospectus is changed to reflect the new address of the investment advisor:

The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation which has its principal offices at 4400 MacArthur Boulevard, N.W., Washington, D.C. 20007.


The second paragraph under the section entitled "Purchase of Fund Shares" on page 20 of the prospectus is replaced with the following:

To make an initial investment and open an account, complete the attached application and forward it with a check or money order for $1,000 or more, made payable to Ameritor Security Trust, P.O. Drawer 69, Rocky Mount, North Carolina 27802. Initial investments of less than $1,000 will not be accepted.


The first sentence under the subsection entitled "Accounts without share certificates" on page 21 of the prospectus is replaced with the following:

A signed request (all joint owners must sign) stating the amount to be withdrawn must be made to Ameritor Security Trust, P.O. Drawer 69, Rocky Mount, North Carolina 27802.


The  first  sentence  under  the  subsection   entitled   "Accounts  with  share
certificates" beginning on page 21 of the prospectus is replaced with the following:

The signed share certificates (all joint owners must sign) together with a "signature guarantee," where necessary, from an eligible guarantor institution (see "Accounts without share certificates," above) and a written request that the certificates be redeemed, must be submitted to Ameritor Security Trust, P.O. Drawer 69, Rocky Mount, North Carolina 27802.

The fourth sentence under the section entitled "Dividends and Distributions" on page 23 of the prospectus is replaced with the following:

If, at some future time, the Fund does determine to pay a cash dividend or make a capital distribution, unless an election to the contrary is made in writing to the Fund at P.O. Drawer 69, Rocky Mount, North Carolina 27802, all income dividends and all capital gain distributions payable on shares of the Fund will be reinvested in additional shares at the net asset value in effect on the dividend or distribution record date.


Add the following sentence to the end of the paragraph under the section entitled "Condensed Financial Information of the Fund:"

The independent auditor beginning fiscal year 2000 is Tait Weller & Baker.


The second paragraph on page 26 of the prospectus is replaced with the following:

A Statement of Additional Information about the Fund, dated November 16, 1999, has been filed with the SEC and is legally regarded as part of this Prospectus. Further information about the Fund is available in the annual and semi-annual shareholder reports of the Fund. To obtain a free copy of the Statement of Additional Information or an annual or semi-annual report, or for any other inquiries regarding the Fund, please call Shareholder Services at (800) 424-8570.


The addresses for the Fund on the Investment Application and the Systematic Withdrawal Application, which are bound into the back of the prospectus, should be changed as follows:

                           Ameritor Security Trust
                           P.O. Drawer 69
                           Rocky Mount, NC  27802


The information on the back cover of the prospectus is changed as follows:

                           AMERITOR SECURITY TRUST
                           4400 MacArthur Boulevard, N.W.
                           Suite 301 Washington, D.C. 20007-2521

                           Transfer Agent
                           Ameritor Financial Corporation
                           4400 MacArthur Boulevard, N.W.
                           Suite 301 Washington, D.C. 20007-2521

                           Custodian
                           First Union National Bank
                           P.O. Box 7618
                           Philadelphia, PA  19101-7618

                           Independent Accountants
                           Tait Weller & Baker
                           8 Penn Center Plaza, Suite 800
                           Philadelphia, PA  19103-2108

                           For more information about Ameritor Security Trust, account information or daily Net Asset Values, call:

                           Shareholder Services
                           (800) 424-8570


Add the following to the bottom of the back cover page:

Investment Company Act of 1940 file No. 811-00018



               CHANGES TO THE STATEMENT OF ADDITIONAL INFORMATION

The mailing address of the Fund listed on the first page of the SAI is changed to:

                           P.O. Drawer 69
                           Rocky Mount, NC  27802

The second sentence of the first paragraph on the first page of the SAI is changed as follows:

You may obtain a copy of the Fund's prospectus by writing to Ameritor Security Trust, P.O. Drawer 69, Rocky Mount, NC 27802 or calling Shareholder Services at
(800) 424-8570.


Under the section entitled Management, the following person should be removed from the list of Trustees and Officers:

Paul F. Wagner
Paul A. Bowers, M.D.
Max Katcher


The following persons have assumed new duties with respect to the Fund:

Carole S. Kinney, President and Secretary
John J. Turner, Chairman of the Board of Trustees


Under the section entitled "Investment Advisory and Other Services," the address of the investment advisor should be changed as follows:

                           Ameritor Financial Corporation
                           4400 MacArthur Boulevard, N.W.
                           Suite 301 Washington, D.C. 20007-2521


Under the section entitled "Purchase and Pricing of Shares," the address for making initial investments should be changed as follows:

                           Ameritor Security Trust
                           P.O. Drawer 69
                           Rocky Mount, NC  27802